LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Aerospace & Defense - 1.9%
Honeywell International, Inc.	50,000	$9,729,000

Banks - 5.4%
Bank of America Corp.	160,000	6,595,200
Comerica, Inc.	100,000	9,043,000
Cullen/Frost Bankers, Inc.	65,000	8,996,650
Glacier Bancorp, Inc.	60,000	3,016,800
		27,651,650
Beverages - 3.4%
The Coca-Cola Co.	95,000	5,890,000
Keurig Dr Pepper, Inc.	110,000	4,169,000
PepsiCo, Inc.	45,000	7,532,100
		17,591,100
Biotechnology - 1.3%
Amgen, Inc.	28,000	6,770,960

Chemicals - 5.7%
DuPont de Nemours, Inc.	95,000	6,990,100
Ecolab, Inc.	45,000	7,945,200
FMC Corp.	110,000	14,472,700
		29,408,000
Commercial Services & Supplies - 3.8%
Cintas Corp.	16,000	6,806,240
Waste Connections, Inc. (b)	90,000	12,573,000
		19,379,240
Computers & Peripherals - 3.4%
Apple, Inc.	100,000	17,461,000

Construction Materials - 1.3%
Martin Marietta Materials, Inc.	18,000	6,928,020

Diversified Financials - 1.8%
JPMorgan Chase & Co.	68,000	9,269,760

Electrical Equipment & Instruments - 4.6%
Franklin Electric Co., Inc.	85,000	7,058,400
Rockwell Automation, Inc.	25,000	7,000,750
Roper Technologies, Inc.	20,000	9,444,600
		23,503,750
Electronic Equipment & Instruments - 2.7%
National Instruments Corp.	75,000	3,044,250
Trimble, Inc. (a)	150,000	10,821,000
		13,865,250
Electronic Equipment, Instruments & Components - 1.8%
Teledyne Technologies, Inc. (a)	20,000	9,452,600

Health Care Equipment & Supplies - 3.7%
Alcon, Inc. (b)	60,000	4,759,800
Stryker Corp.	20,000	5,347,000
Thermo Fisher Scientific, Inc.	15,575	9,199,374
		19,306,174
Household Durables - 1.1%
Newell Brands, Inc.	265,000	5,673,650

Household Products - 2.1%
Kimberly-Clark Corp.	50,000	6,158,000
The Procter & Gamble Co.	30,000	4,584,000
		10,742,000
Industrial Conglomerates - 1.0%
General Electric Co.	55,000	5,032,500

Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	4,200	13,691,790

IT Consulting & Services - 1.6%
PayPal Holdings, Inc. (a)	70,000	8,095,500

Life Sciences Tools & Services - 2.0%
Danaher Corp.	35,750	10,486,547

Machinery - 6.8%
Generac Holdings, Inc. (a)	35,000	10,404,100
IDEX Corp.	20,000	3,834,600
The Toro Co.	74,000	6,326,260
Valmont Industries, Inc.	40,000	9,544,000
Xylem, Inc.	60,000	5,115,600
		35,224,560
Marine - 1.4%
Kirby Corp. (a)	100,000	7,219,000

Media & Entertainment - 2.4%
Alphabet, Inc. - Class A (a)	4,500	12,516,075

Metals & Mining - 2.0%
Newmont Goldcorp Corp.	130,000	10,328,500

Oil & Gas & Consumable Fuels - 5.3%
Chevron Corp.	42,500	6,920,275
ConocoPhillips	100,000	10,000,000
Coterra Energy, Inc.	384,000	10,356,480
		27,276,755
Oil, Gas & Consumable Fuels - 0.3%
Kimbell Royalty Partners LP	100,000	1,626,000

Personal Products - 1.1%
The Estee Lauder Cos., Inc. - Class A	20,000	5,446,400

Pharmaceuticals - 4.5%
Merck & Co., Inc.	80,000	6,564,000
Pfizer, Inc.	130,000	6,730,100
Zoetis, Inc.	53,500	10,089,565
		23,383,665
Road & Rail - 1.3%
Union Pacific Corp.	24,000	6,557,040

Semiconductor & Semiconductor Equipment - 1.2%
Intel Corp.	125,000	6,195,000

Software - 9.2%
Adobe, Inc. (a)	28,000	12,757,360
Microsoft Corp.	80,000	24,664,800
Oracle Corp.	120,000	9,927,600
		47,349,760
Software & Services - 2.1%
Akamai Technologies, Inc. (a)	90,000	10,745,100

Specialty Retail - 1.7%
The Home Depot, Inc.	30,000	8,979,900

Trading Companies & Distributors - 1.0%
Fortress Transportation and Infrastructure Investors LLC	200,000	5,150,000

TOTAL COMMON STOCKS
(Cost $211,080,144)		472,036,246

SHORT-TERM INVESTMENTS - 8.9%
Money Market Funds - 8.9%
Fidelity Investments Money Market Government Portfolio - Class I, 0.12%(c)	14,500,676	14,500,676
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Shares, 0.25%(c)	15,709,023	15,709,023
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Shares, 0.23%(c)	15,709,023	15,709,022
		45,918,721
TOTAL SHORT-TERM INVESTMENTS
(Cost $45,918,721)		45,918,721

Total Investments - 100.4%		517,954,967
(Cost $256,998,865)
Liabilities in Excess of Other Assets - (0.4)%		(1,981,297)
TOTAL NET ASSETS - 100.0%		$515,973,670

(a)	Non-income producing security.
(b)	Security is issued by non-U.S. incorporated company.
(c)	the rate quoted is the annualized seven-day yield of the Fund at period end.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc.
("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

LKCM EQUITY FUND
Sector Classification
March 31, 2022

Sectors:	% Net Assets

Information Technology	21.9%
Industrials	21.7%
Health Care	11.6%
Materials	9.0%
Money Market Funds	8.9%
Financials	7.2%
Consumer Staples	6.6%
Energy	5.6%
Consumer Discretionary	5.5%
Communication Services	2.4%
Liabilities in excess of other assets	-0.4%

100.0%

Fair Value Measurement Summary at March 31, 2022 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded.  Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price ("NOCP").  Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets.  Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded.  Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service.  Futures and options on futures are valued at the settlement prices established each day on the principal exchange on which they are traded.  Forward contracts are valued based on the forward rate using information provided by an independent pricing service.  Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued in good faith at fair value using guidelines approved by the Board of Trustees.  The Board of Trustees has established policies and procedures for that authorize the Adviser to fair value a security in good faith under certain circumstances.  The Fund's may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -  Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -  Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of March 31, 2022, the Fund's assets carried at fair value were classified as follows:

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stock	$472,036,246	$–	$–	$472,036,246
Short-Term Investment	45,918,721	–	–	$45,918,721
Total Investments	$517,954,967	$–	$–	$517,954,967